Borrowings and Lines of Credit Borrowings and Lines of Credit (LT Debt Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 11,000
Debt Percentage Bearing Variable Interest Rate	9.00%		9.00%		10.00%
Average Years of Maturity of Long Term Debt	10 years		10 years
Notes 3.350% due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 1,000	[1]
Debt Instrument, Maturity Year Date	2021		2021
Debt Instrument, Interest Rate, Stated Percentage	3.35%		3.35%
Notes 3.650% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 2,250	[1]
Debt Instrument, Maturity Year Date	2023		2023
Debt Instrument, Interest Rate, Stated Percentage	3.65%		3.65%
Notes 3.950% Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 1,500	[1]
Debt Instrument, Maturity Year Date	2025		2025
Debt Instrument, Interest Rate, Stated Percentage	3.95%		3.95%
Notes 4.125% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 3,000	[1]
Debt Instrument, Maturity Year Date	2028		2028
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%
Notes 4.450% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 750	[1]
Debt Instrument, Maturity Year Date	2038		2038
Debt Instrument, Interest Rate, Stated Percentage	4.45%		4.45%
Notes 4.625% Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 1,750	[2]
Debt Instrument, Maturity Year Date	2048		2048
Debt Instrument, Interest Rate, Stated Percentage	4.625%		4.625%
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 16, 2018		Aug. 16, 2018
Proceeds from Issuance of Debt			$ 750	[1]
Debt Instrument, Maturity Year Date	2021		2021
Debt Instrument, Interest Rate, Stated Percentage	0.65%		0.65%
Notes 1.150% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 18, 2018		May 18, 2018
Proceeds from Issuance of Debt | €	€ 750	[3]
Debt Instrument, Maturity Year Date	2024		2024
Debt Instrument, Interest Rate, Stated Percentage	1.15%		1.15%
Notes 2.150% Due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 18, 2018		May 18, 2018
Proceeds from Issuance of Debt | €	€ 500	[3]
Debt Instrument, Maturity Year Date	2030		2030
Debt Instrument, Interest Rate, Stated Percentage	2.15%		2.15%
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 18, 2018		May 18, 2018
Proceeds from Issuance of Debt | €	€ 750	[3]
Debt Instrument, Maturity Year Date	2020		2020
Debt Instrument, Interest Rate, Stated Percentage	0.20%		0.20%
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Nov. 15, 2019		Nov. 15, 2019
Repayments of Debt			$ 271
Debt Instrument, Maturity Year Date	2019		2019
Debt Instrument, Interest Rate, Stated Percentage	8.875%		8.875%
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Nov. 13, 2019		Nov. 13, 2019
Repayments of Debt | €	€ 750
Debt Instrument, Maturity Year Date	2019		2019
Debt Instrument, Interest Rate, Stated Percentage	0.15%		0.15%
LIBOR plus 0.350% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Nov. 01, 2019		Nov. 01, 2019
Repayments of Debt			$ 350
Debt Instrument, Maturity Year Date	Libor plus 0.350% floating rate notes due 2019 3		Libor plus 0.350% floating rate notes due 2019 3
Debt Instrument, Interest Rate, Stated Percentage	0.35%		0.35%
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Nov. 01, 2019		Nov. 01, 2019
Repayments of Debt			$ 650
Debt Instrument, Maturity Year Date	2019		2019
Debt Instrument, Interest Rate, Stated Percentage	1.50%		1.50%
Notes 1.950% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Jul. 15, 2019		Jul. 15, 2019
Repayments of Debt			$ 300	[4]
Debt Instrument, Maturity Year Date	2019		2019
Debt Instrument, Interest Rate, Stated Percentage	1.95%		1.95%
Notes 5.250% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Jul. 15, 2019		Jul. 15, 2019
Repayments of Debt			$ 300	[4]
Debt Instrument, Maturity Year Date	2019		2019
Debt Instrument, Interest Rate, Stated Percentage	5.25%		5.25%
Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%) [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Dec. 14, 2018		Dec. 14, 2018
Repayments of Debt			$ 482	[4]
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	May 04, 2018		May 04, 2018
Repayments of Debt			$ 1,100
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Feb. 22, 2018		Feb. 22, 2018
Repayments of Debt | €	€ 750
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Feb. 01, 2018		Feb. 01, 2018
Repayments of Debt			$ 99

[1]	1 The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
[2]	2 The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.
[3]	3 The net proceeds received from these debt issuances were used for general corporate purposes.
[4]	These notes and term loan were assumed in connection with the Rockwell Collins acquisition and subsequently repaid.